COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

27.                               COMMITMENTS AND CONTINGENCIES

(a)  Operating leases

We have entered into operating leases for property, plant and equipment.  The minimum future payments under various operating leases in each of the years ended December 31 is as follows:

2012	$2,780
2013	2,633
2014	2,611
2015	1,456
2016	1,351
Subsequent years	3,302
$14,133

(b)         Contingent liability on sale of products

(i)                   Under license agreements, we are committed to make royalty payments based on the sales of products using certain technologies. We recognize royalty obligations as determinable in accordance with agreement terms. Where agreements are not finalized, we have recognized our current best estimate of the obligation. When the agreements are finalized, the estimate will be revised accordingly.

(ii)                We are a party to a variety of agreements in the ordinary course of business under which we may be obligated to indemnify a third party with respect to certain matters. Typically, these obligations arise as a result of contracts for sale of our products to customers where we provide indemnification against losses arising from matters such as potential intellectual property infringements and product liabilities. The impact on our future financial results is not subject to reasonable estimation because considerable uncertainty exists as to whether claims will be made and the final outcome of potential claims. To date, we have not incurred material costs related to these types of indemnifications.

(iii)             In March 2004, we entered into an agreement with the Government of Canada’s Technology Partnerships Canada (“TPC”) program, under which we were eligible to receive conditionally repayable research and development funding up to Cdn. $9,540 to support the development of a range of third generation wireless technologies. Under the terms of the agreement, all or part of the contribution was repayable upon the occurrence of certain prescribed events of default. In March 2009, we signed an amended agreement under which we will repay a total of $2,155 (Cdn. $2,500), with payments due on March 1 for each of the next five years beginning March 1, 2009, in full and final satisfaction of all amounts owing, or to be owed, to TPC under this agreement.  During the year ended December 31, 2011, we repaid $500 (Cdn. $500) (2010 — $476 or Cdn. $500; 2009 - $394 or Cdn. $500).

(iv)            We accrue product warranty costs, when we sell the related products, to provide for the repair or replacement of defective products. Our accrual is based on an assessment of historical experience and on management’s estimates. An analysis of changes in the liability for product warranties follows:

	2011	2010
Balance, beginning of year	$4,059	$4,630
Provisions	7,254	5,945
Expenditures	(6,776)	(6,516)
Balance, end of year	$4,537	$4,059

(c)          Other commitments

We have entered into purchase commitments totaling approximately $85,071, net of related electronic components inventory of $4,239 (December 31, 2010 — $79,946, net of electronic components inventory of $5,578), with certain contract manufacturers under which we have committed to buy a minimum amount of designated products between January and March 2012.  In certain of these agreements, we may be required to acquire and pay for such products up to the prescribed minimum or forecasted purchases.

(d)         Legal proceedings

We are from time to time involved in litigation, certain other claims and arbitration matters arising in the ordinary course of our business.  We accrue for a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.  Significant judgment is required in both the determination of probability and the determination as to whether a loss is reasonably estimable. These accruals are reviewed at least quarterly and adjusted to reflect the impacts of negotiations, settlements, rulings, advice of legal counsel and technical experts and other information and events pertaining to a particular matter.  To the extent there is a reasonable possibility (within the meaning of ASC 450, Contingencies) that the losses could exceed the amounts already accrued for those cases for which an estimate can be made, management believes that the amount of any such additional loss would not be material to our results of operations or financial condition.

In some instances, we are unable to reasonably estimate any potential loss or range of loss.  The nature and progression of litigation can make it difficult to predict the impact a particular lawsuit will have on the company. There are many reasons that we cannot make these assessments, including, among others, one or more of the following: the early stages of a proceeding, which does not require the claimant to specifically identify the patent that has allegedly been infringed; damages sought that are unspecified, unsupportable, unexplained or uncertain; discovery not having been started or incomplete; the complexity of the facts that are in dispute (e.g., once a patent is identified, the analysis of the patent and a comparison to the activities of the Company is a labor-intensive and highly technical process); the difficulty of assessing novel claims; the parties not having engaged in any meaningful settlement discussions; the possibility that other parties may share in any ultimate liability; and the often slow pace of patent litigation.

We are required to apply judgment with respect to any potential loss or range of loss in connection with litigation.  While we believe we have meritorious defenses to the claims asserted against us in our currently outstanding litigations, and intend to defend ourselves vigorously in all the cases, in light of the inherent uncertainties in litigation, there can be no assurance that the ultimate resolution of these matters will not significantly exceed the reserves currently accrued by us for those cases for which an estimate can be made, and losses in connection with any litigation for which we are not presently able to reasonable estimate any potential loss or range of loss could be material to our results of operations and financial condition.

In January 2012, a patent holding company, M2M Solutions LLC, filed a patent litigation lawsuit in the United States District Court for the District of Delaware asserting patent infringement by us. We are currently assessing our obligations and our liability, if any, in respect of this litigation. Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend the lawsuit.

In September 2011, a patent holding company, Wi-Lan, Inc., filed a patent litigation lawsuit in the United States District Court for the Eastern District of Texas asserting patent infringement by a number of parties, including us. We are currently assessing our obligations and our liability, if any, in respect of this litigation. Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend the lawsuit.

In September 2011, a patent holding company, Mayfair Wireless, LLC, filed a patent litigation lawsuit in the United States District Court for the District of Delaware asserting patent infringement by one or more of our customers.  The litigation makes certain allegations concerning the wireless hotspots sold to certain telecommunication carriers by us and our competitors.  We are currently assessing our obligations and our liability, if any, in respect of this litigation.  In December 2010, this same plaintiff filed a similar lawsuit in the same court assessing patent infringement by a number of parties, including us.  The plaintiff filed a Notice of Voluntary Dismissal Without Prejudice in respect of this earlier lawsuit in March 2011.

In August 2011, a patent holding company, Brandywine Communications Technologies, LLC, filed a patent litigation lawsuit in the United States District Court for the Middle District of Florida asserting patent infringement by a number of parties including Sprint Spectrum L.P. and Sprint Nextel Corporation. Sprint has notified us that the lawsuit makes certain allegations concerning the modems sold to them by us and our competitors.  We are currently assessing our obligations and our liability, if any, in respect of this litigation. Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend our products.

In July 2011, a patent holding company, GPNE Corp., filed a patent litigation lawsuit in the United States District Court for the District of Hawaii asserting patent infringement by a number of parties including Barnes & Noble Inc., selling e-readers and computerized tablet and communication devices with the ability to function with GPRS.  Barnes & Noble has notified us that the lawsuit makes certain allegations concerning the modules sold by us and incorporated in their Nook e-reader.  Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend the lawsuit.

In October 2010, a patent holding company, Eon Corp. IP Holdings, LLC, filed a patent litigation lawsuit in the United States District Court for the Eastern District of Texas asserting patent infringement by a number of parties including one or more of our customers.  In January 2012, the lawsuit was transferred to the United States District Court for the Northern District of California.  Also in January 2012, the plaintiff filed a patent litigation lawsuit in the United States District Court for the District of Puerto Rico asserting patent infringement by a number of parties, including one or more of our customers.  In each case, the litigation makes certain allegations concerning the wireless modems sold to certain telecommunication carriers by us and our competitors.  We are currently assessing our obligations and our liability, if any, in respect of this litigation. Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend our products.

In July 2010, Americans for Fair Patent Use, LLC filed a lawsuit in the United States District Court for the Eastern District of Texas asserting false patent marking by a number of device manufacturers, including Sierra Wireless America, Inc., and telecommunication carrier companies, including Sprint Nextel Corporation and Cellco Partnership d/b/a Verizon Wireless. The litigation made certain allegations that products sold by us and our competitors were falsely marked with a number of patents that had expired or that did not cover the marked products.  In April 2011, a mutually agreeable settlement was reached by the parties which will not have a material adverse effect on our operating results.

In May 2010, a patent holding company, Golden Bridge Technology Inc., filed a patent litigation lawsuit in the United States District Court for the District of Delaware asserting patent infringement by a number of telecommunication carrier companies, including AT&T Mobility LLC.  AT&T Mobility LLC has since been dismissed from this lawsuit.  In February 2011, the plaintiff filed a similar lawsuit in the same court asserting patent infringement by a number of additional parties, including us and certain of our customers.  In both cases, the litigation makes certain allegations concerning the wireless modems sold by us and our competitors.  Both lawsuits have been stayed pending the outcome of mediation occurring in Q1, 2012.  We are currently assessing our obligations and our liability, if any, in respect of this litigation. Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend the lawsuit.

In February 2010, a patent holding organization, Commonwealth Scientific and Industrial Research Organization, filed a patent litigation lawsuit in the United States District Court for the Eastern District of Texas asserting patent infringement by a number of telecommunication carriers, including one or more of our customers.  The litigation initially made certain allegations concerning the wireless modems sold to the carriers by us; however, these allegations have since been withdrawn.

In September 2009, a patent holding company, Xpoint Technologies Inc., filed a patent litigation lawsuit in the United States District Court for the District of Delaware asserting patent infringement by a number of parties, including AT&T Mobility LLC.  In the first quarter of 2011, the plaintiff filed a third amended complaint asserting a number of allegations including certain allegations concerning the wireless modems sold to AT&T Mobility LLC by us.  AT&T Mobility LLC has advised us that this litigation has been settled, and we believe that the settlement will have no adverse material effect upon us.

In July 2009, a patent holding company, WIAV Networks, LLC, filed a patent litigation lawsuit in the United States District Court for the Eastern District of Texas asserting patent infringement by a number of wireless device manufacturers, including us.  The Texas court has transferred the litigation to the United States District Court for the Northern District of California.  The California court has dismissed the litigation against a number of parties, including us, and there is no right of appeal with respect to this decision.

In July 2009, a patent holding company, SPH America, LLC, filed a patent litigation lawsuit in the United States District Court for the Eastern District of Virginia asserting patent infringement by a number of device manufacturers, including us, and computer manufacturers, including one or more of our customers. The litigation, which has been transferred to the United States District Court for the Southern District of California and is in the discovery stage, makes certain allegations concerning the wireless modules sold to the computer manufacturers by us or our competitors.  Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend the lawsuit.

In July 2009, a patent holding company, Celltrace, LLC, filed a patent litigation lawsuit in the United States District Court for the Eastern District of Texas asserting patent infringement by a number of telecommunication carrier companies including Sprint Spectrum, LP and AT&T Mobility LLC.  The litigation makes certain allegations concerning the wireless modems sold to the carriers by us and our competitors.  The Court issued a Final Judgment on July 5, 2011 dismissing all claims, counterclaims and third-party claims.

In March and June 2009, a patent holding company, MSTG Inc., filed patent litigation lawsuits in the United States District Court for the Northern District of Illinois asserting patent infringement by a number of telecommunication carrier companies, including AT&T Mobility LLC and Sprint Spectrum, LP, respectively.  The carriers have notified us that the lawsuits make certain allegations concerning the wireless data cards and modems sold to those carriers by us and our competitors.  In respect of the first matter, the claim construction process has concluded and discovery in the matter is ongoing.  The second matter has been settled by Sprint Spectrum, LP, and we believe that the settlement will have no adverse material effect on our operating results.  Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend the lawsuit.

In September 2007, a patent holding company, NTP, Inc., filed a patent litigation lawsuit in the United States District Court for the Eastern District of Virginia asserting patent infringement by a telecommunication carrier, AT&T Mobility LLC.  In December 2010, AT&T Mobility LLC made certain allegations concerning the wireless modems sold to them by us and we have responded to them.  A decision of the Court of Appeal for the Federal Circuit ordered reconsideration by the Patent Office of its re-examination decision regarding the patent that the plaintiff claims has been infringed in this lawsuit.  Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend the lawsuit.

In November 2007, a patent holding company, Technology Patents LLC, filed a patent litigation lawsuit in the United States District Court for the Southern Division of the District of Maryland asserting patent infringement by companies in the cellular phone industry, including a telecommunication carrier, AT&T Mobility LLC. In August 2010, AT&T Mobility LLC made certain allegations concerning the wireless modems sold to them by us and we have responded to them.  On summary judgment, AT&T Mobility LLC was found not to have infringed the asserted patents.  In September 2011, Technology Patents LLC filed an appeal to the Federal Circuit. Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend the lawsuit.

We are engaged in certain other claims, legal actions and arbitration matters, all in the ordinary course of business, and believe that the ultimate outcome of these claims, legal actions and arbitration matters will not have a material adverse effect on our operating results, liquidity or financial position.